Income taxes - Income Tax Expense (Recovery) Attributable to Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expenses [Line Items]
Income tax expenses, current	$ 7,517	$ 6,363
Income tax expenses, deferred	65,910	21,380
Income tax expense	73,427	27,743
Canada
Income Tax Expenses [Line Items]
Income tax expenses, current	3,296	5,663
Income tax expenses, deferred	(14,168)	(8,179)
Income tax expense	(10,872)	(2,516)
United States
Income Tax Expenses [Line Items]
Income tax expenses, current	4,221	700
Income tax expenses, deferred	80,078	29,559
Income tax expense	$ 84,299	$ 30,259